Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000186112
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Institutional Class
Trading Symbol	BIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	https://www.invenomic.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	2.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	2.78%	[1]
AssetsNet	$ 970,598,265
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 8,765,029
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$970,598,265 Number of Portfolio Holdings279 Advisory Fee (net of waivers)$8,765,029 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-21.5%
Energy	0.7%
Real Estate	0.8%
Financials	3.1%
Money Market	7.1%
Consumer Staples	8.9%
Communications	9.5%
Materials	9.7%
Industrials	10.7%
Consumer Discretionary	15.4%
Health Care	17.3%
Technology	38.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	7.1%
Lyft, Inc., Class A	3.1%
Workday, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Salesforce, Inc.	3.0%
Global Payments, Inc.	2.9%
Fidelity National Information Services, Inc.	2.3%
Ingredion, Inc.	2.1%
Dentsply Sirona, Inc.	2.1%
Penn Entertainment, Inc.	2.0%

C000211283
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Super Institutional Class
Trading Symbol	BIVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	https://www.invenomic.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$129	2.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.53%	[2]
AssetsNet	$ 970,598,265
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 8,765,029
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$970,598,265 Number of Portfolio Holdings279 Advisory Fee (net of waivers)$8,765,029 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-21.5%
Energy	0.7%
Real Estate	0.8%
Financials	3.1%
Money Market	7.1%
Consumer Staples	8.9%
Communications	9.5%
Materials	9.7%
Industrials	10.7%
Consumer Discretionary	15.4%
Health Care	17.3%
Technology	38.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	7.1%
Lyft, Inc., Class A	3.1%
Workday, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Salesforce, Inc.	3.0%
Global Payments, Inc.	2.9%
Fidelity National Information Services, Inc.	2.3%
Ingredion, Inc.	2.1%
Dentsply Sirona, Inc.	2.1%
Penn Entertainment, Inc.	2.0%

C000186113
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Investor Class
Trading Symbol	BIVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	https://www.invenomic.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	3.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	3.03%	[3]
AssetsNet	$ 970,598,265
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 8,765,029
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$970,598,265 Number of Portfolio Holdings279 Advisory Fee (net of waivers)$8,765,029 Portfolio Turnover82%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%
Warrant	0.0%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-21.5%
Energy	0.7%
Real Estate	0.8%
Financials	3.1%
Money Market	7.1%
Consumer Staples	8.9%
Communications	9.5%
Materials	9.7%
Industrials	10.7%
Consumer Discretionary	15.4%
Health Care	17.3%
Technology	38.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	7.1%
Lyft, Inc., Class A	3.1%
Workday, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Salesforce, Inc.	3.0%
Global Payments, Inc.	2.9%
Fidelity National Information Services, Inc.	2.3%
Ingredion, Inc.	2.1%
Dentsply Sirona, Inc.	2.1%
Penn Entertainment, Inc.	2.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized